Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of financial assets at fair value through profit or loss

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Unlisted securities
Asset management plans (a) (b)	9,752,250	8,307,773
Structured deposits	961,804	6,640,977
Bank wealth management products	2,091,730	4,589,101
Corporate bonds (b)	3,044,407	3,064,872
Trust plans (b)	9,927,037	3,052,089
Private fund and other equity investments	4,624,024	2,765,016
Mutual funds	3,199,106	2,486,541
Factoring products	823,539	—
Other debt investments	—	108,991

Listed securities
Stock	—	7,851

	34,423,897	31,023,211

(a)
In 2019, the Company obtained the creditors’ rights of the loans to one of the Company’s shareholders through an investment in a trust plan, which was collateralized by beneficiary rights of the shares of the Company. As of December 31, 2021, the carrying amount of the trust plan was RMB263 million, which was recognized as financial assets at fair value through profit or loss.

(b)
As of December 31, 2021, the principal amount of financial assets at fair value through profit or loss amounting to RMB3,325 million were past due (2020: RMB2,310 million). A fair value loss of RMB1,172 million (2020: a fair value loss of RMB337 million) was recognized in 2021 for these overdue financial assets based on the discounted future recoverable amount estimated at the balance sheet date.